Pay vs Performance Disclosure		12 Months Ended
	Feb. 28, 2024 USD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Feb. 28, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officers and the other named executive officers (as calculated in accordance with Item 402(v) of Regulation S-K).

Value of
									Average		Initial
	Summary								Summary	Average	Fixed $100
	Compensation	Summary	Summary	Summary					Compensation	Compensation	Investment
	Table	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Table	Actually	Based on
	Total	Table	Table	Table	Actually	Actually	Actually	Actually	Total for	Paid to	Total
	for	Total for	Total for	Total for	Paid to	Paid to	Paid to	Paid to	Non-PEO	Non-PEO	Shareholder	Net Loss	Earnings
Year	PEO 1(1) (2)	PEO 2(1) (3)	PEO 3(1)	PEO 4(1)	PEO 1(2)(5)(8)	PEO 2(3)(6)(7) (8)	PEO 3(6)(7)(8)	PEO 4(6)(7)(8)	NEOs(4)	NEOs(4)(9)	Return(10)	(thousands)(11)	Per Share
2025	-	-	$526,572	$648,766	-	-	$(271,839)	$483,725	$159,757	$65,045	$20.25	$(6,122.00)	$(0.86)
2024	-	$552,115	$0	-	-	$552,115	$417,729	-	$158,734	$143,545	$51.59	$(4,661.19)	$(0.66)
2023	$1,497,258	$820,844	-	-	$1,497,258	$872,311	-	-	$872,594	$727,885	$63.82	$(5,680.78)	$(0.91)

(1)

PEO 1: Bryan Merryman served as the Chief Executive Officer in fiscal year 2022 and fiscal year 2023 (until May 8, 2022). PEO 2: Robert Sarlls was the Chief Executive Officer in fiscal year 2023, effective as of effective as of May 9, 2022, until January 27, 2024). PEO 3: Starlette Johnson was the PEO in fiscal year 2024 and 2025 serving from January 27, 2024 to May 13, 2024. PEO 4: Jeffrey Geygan served as the PEO in fiscal year 2025 effective from May 14, 2024.

(2)	These amounts reflect compensation of Mr. Merryman who resigned as the Company’s Interim President and Chief Executive Officer effective May 9, 2022.
(3)	These amounts reflect compensation of Mr. Sarlls who was appointed the Company’s Chief Executive Officer effective May 9, 2022 until January 27, 2024.
(4)

Non-PEO NEOs for fiscal year 2023 were Edward L. Dudley, our former Senior Vice President — Sales and Marketing, and Gregory L. Pope, Sr., our former Senior Vice President — Franchise Development. Non-PEO NEOs for fiscal year 2024 were A. Allen Arroyo Chief Financial Officer, Ryan McGrath Senior VP – Information Technology, Kara Conklin VP Franchise Development, and Donna Coupe VP Franchisee Support and Training.

(5)

The amounts reported represent the “compensation actually paid” to PEO 1, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to PEO 1 in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.

(6)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(7)

The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO Actually Paid Compensation Amount					$ 0
Adjustment To PEO Compensation, Footnote

PEO 1:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$-	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-	$-

PEO 2:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$-	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$291.69	$-	$-	$291.69

PEO 3:

Year	Year End Fair Value of Equity Awards		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025		$-	$-	$-	$(2,920)	$(382,919)	$-	$(385,839)
2024	$	$ 417,729	$-	$-	$-	$-	$-	$-
2023		$-	$-	$-	$-	$-	$-	$-

PEO 4:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$128,661	$-	$67,064	$-	$-	$-	$195,725
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-	$-

(8)

The amounts reported represent the “compensation actually paid” to PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to PEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.

(9)

The amounts reported represent the “compensation actually paid” to our Non-PEO NEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our Non-PEO NEOs in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our principal in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid. The amounts deducted or added in calculating the equity award adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount		$ 159,757		$ 158,734	872,594
Non-PEO NEO Average Compensation Actually Paid Amount		$ 65,045		143,545	727,885
Adjustment to Non-PEO NEO Compensation Footnote

Average of Non-PEO NEOs

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$18,492	$-	$4,946	$-	$(82,734)	$-	$(59,246)
2024	$-	$-	$-	$-	$-	$-	$-
2023	$-	$-	$-	$-	$-	$-	$-

(10)

TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(11)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Total Shareholder Return

The following chart shows the relationship between the compensation actually paid to our PEOs and the average of the compensation actually paid to Non-PEO NEOs, with our cumulative TSR for the fiscal years ended February 28, 2025 and February 29, 2024. TSR amounts reported in the graph assume an initial fixed investment of $100 on February 29, 2024.

Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Net Income

The following chart shows the relationship between Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to our Non-PEO NEOs, and Net Income.

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid for PEO and Non-PEO NEOs (Average) vs. Earnings Per Share

The following chart shows the relationship between Compensation Actually Paid to our PEOs and Average Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share.

Total Shareholder Return Amount		$ 20.25		51.59	63.82
Net Income (Loss)		$ (6,122)		$ (4,661.19)	$ (5,680.78)
Company Selected Measure Amount		(0.86)		(0.66)	(0.91)
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0			$ 1,497,258
PEO Actually Paid Compensation Amount	0	0			1,497,258
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0		$ 552,115	820,844
PEO Actually Paid Compensation Amount		0		552,115	872,311
PEO 3 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		526,572		0	0
PEO Actually Paid Compensation Amount		(271,839)		$ 417,729
PEO 4 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	648,766			0
PEO Actually Paid Compensation Amount	$ 0	483,725
PEO | PEO 1 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ 0		0
PEO | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 1 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 1 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 2 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		291.69
PEO | PEO 2 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 2 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 2 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 2 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		291.69
PEO | PEO 2 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 2 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 3 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(385,839)	0		0
PEO | PEO 3 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	417,729		0
PEO | PEO 3 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 3 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 3 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,920)	0		0
PEO | PEO 3 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(382,919)	0		0
PEO | PEO 3 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 4 [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		195,725	0		0
PEO | PEO 4 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		128,661	0		0
PEO | PEO 4 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 4 [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		67,064	0		0
PEO | PEO 4 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 4 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
PEO | PEO 4 [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(59,246)	0		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		18,492	0		0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,946	0		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (82,734)	0		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0		$ 0